Note 20 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The estimated annual rental expense for lease commitment is as follows:
Year	Amount
2013	266,700